Summary of Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - USD ($) $ in Millions		Dec. 31, 2018		Dec. 31, 2017
Assets
Separate account assets	[1]	$ 58,749		$ 65,650
Liabilities
Short term security value		1,892		1,406
Equity securities				79
Trading Security				74
Fair Value, Measurements, Recurring [Member]
Assets
Asset-backed securities		55,415		51,773
Derivative instruments - assets		567		1,155
Separate account assets		95,667	[2]	104,958
Assets at fair value		151,649		157,886
Liabilities
Future policy benefits and claims	[3]	627		984
Derivative instruments - liabilities		60		178
Liabilities at fair value		687		1,162
Short term security value		1,900
Equity securities		121
Trading Security		67
Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Assets
Asset-backed securities		2,921		2,046
Separate account assets		94,259	[2]	103,532
Assets at fair value		97,180		105,578
Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets
Asset-backed securities		51,460		48,651
Derivative instruments - assets		129		85
Separate account assets		1,328	[2]	1,365
Assets at fair value		52,917		50,101
Liabilities
Derivative instruments - liabilities		46		166
Liabilities at fair value		46		166
Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Assets
Asset-backed securities		1,034		1,076
Derivative instruments - assets		438		1,070
Separate account assets		80	[2]	61
Assets at fair value		1,552		2,207
Liabilities
Future policy benefits and claims	[3]	627		984
Derivative instruments - liabilities		14		12
Liabilities at fair value		641		996
Fixed maturity securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Asset-backed securities		53,337		50,201
Fixed maturity securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Assets
Asset-backed securities		2,043		1,645
Fixed maturity securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets
Asset-backed securities		50,265		47,494
Fixed maturity securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Assets
Asset-backed securities		1,029		1,062
Fixed maturity securities [Member] | U.S. Treasury securities and obligations of U.S. Government corporations and agencies [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Asset-backed securities		486		396
Fixed maturity securities [Member] | U.S. Treasury securities and obligations of U.S. Government corporations and agencies [Member] | Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Assets
Asset-backed securities		485		395
Fixed maturity securities [Member] | U.S. Treasury securities and obligations of U.S. Government corporations and agencies [Member] | Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Assets
Asset-backed securities		1		1
Fixed maturity securities [Member] | Obligations of states, political subdivisions and foreign governments [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Asset-backed securities		4,293		3,845
Fixed maturity securities [Member] | Obligations of states, political subdivisions and foreign governments [Member] | Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Assets
Asset-backed securities		53		60
Fixed maturity securities [Member] | Obligations of states, political subdivisions and foreign governments [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets
Asset-backed securities		4,235		3,780
Fixed maturity securities [Member] | Obligations of states, political subdivisions and foreign governments [Member] | Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Assets
Asset-backed securities		5		5
Fixed maturity securities [Member] | Corporate Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Asset-backed securities		41,233		39,441
Fixed maturity securities [Member] | Corporate Securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets
Asset-backed securities		40,345		38,529
Fixed maturity securities [Member] | Corporate Securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Assets
Asset-backed securities		888		912
Fixed maturity securities [Member] | Residential mortgage-backed securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Asset-backed securities		2,823		2,872
Fixed maturity securities [Member] | Residential mortgage-backed securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Assets
Asset-backed securities		1,505		1,190
Fixed maturity securities [Member] | Residential mortgage-backed securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets
Asset-backed securities		1,318		1,682
Fixed maturity securities [Member] | Commercial mortgage-backed securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Asset-backed securities		1,721		1,161
Fixed maturity securities [Member] | Commercial mortgage-backed securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets
Asset-backed securities		1,721		1,161
Fixed maturity securities [Member] | Asset-backed Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Asset-backed securities		2,781		2,486
Fixed maturity securities [Member] | Asset-backed Securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets
Asset-backed securities		2,646		2,342
Fixed maturity securities [Member] | Asset-backed Securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Assets
Asset-backed securities		135		144
Other [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Asset-backed securities		2,078	[4]	1,572
Other [Member] | Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Assets
Asset-backed securities		878	[4]	401
Other [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets
Asset-backed securities		1,195	[4]	1,157
Other [Member] | Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Assets
Asset-backed securities		$ 5	[4]	$ 14

[1]	Excludes $38.3 billion and $40.0 billion as of December 31, 2018 and 2017, respectively, of separate account assets not related to variable annuity contracts with guarantees, primarily attributable to retirement plan, variable universal life and COLI products.
[2]	Excludes $1.4 billion of separate account assets that use net asset value ("NAV") as a practical expedient to estimate fair value.
[3]	Amount primarily represents the fair value of interest credits associated with certain indexed life and annuity products.
[4]	Includes short-term investments, equity securities and trading securities of $1.9 billion, $121 million and $67 million, respectively.